Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Fair Value Measurement at September 30, 2014 Using:

Description	9/30/14	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$77,210	$77,210	$-	$-
Inventory deposit	11,426	11,426	-	-
Total assets measured at fair value	$88,636	$88,636	$-	$-

Liabilities
Accounts payable (related party)	$430,435	$-	$430,435	$-
Accounts payable (non-related)	5,244	5,244	-	-
Convertible notes payable, net of unamortized debt discount of $227,851	80,908	-	-	80,908
Accrued interest	13,177	13,177	-	-
Derivative liability	905,781	-	-	905,781
Total liabilities measured at fair value	$1,435,545	$18,426	$430,435	$986,689

	Fair Value Measurement at December 31, 2013 Using:

Description	12/31/13	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$7,357	$7,357	$-	$-
Total assets measured at fair value	$7,357	$7,357	$-	$-

Liabilities
Accounts payable (related party)	$192,907	$-	$192,907	$-
Accounts payable (non-related)	33,000	33,000
Convertible notes payable, net of unamortized debt discount of $77,442	27,558	-	-	27,558
Accrued Interest	1,973	-	-
Total liabilities measured at fair value	$255,438	$33,000	$192,907	$27,558